                                                               NATIONWIDE(R) VLI
                                                                Separate Account

                                                              Semi-Annual Report

                                                                   June 30, 2004

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                                       Investment/Life(R)
                                              VAN KAMPEN/
                        NATIONWIDE LIFE INSURANCE COMPANY

VLO-185-6/04

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                               [LOGO] Nationwide(R)

                       NATIONWIDE LIFE INSURANCE COMPANY
               ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide VLI Separate Account.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarterpoint increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                              /s/ Mark R. Thresher
                          ---------------------------
                          Mark R. Thresher, President
                                August 16, 2004

                                       2

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 8, provide further disclosures about the variable account and its underlying contract provisions.

                                        3

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                         NATIONWIDE VLI SEPARATE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                   (UNAUDITED)

Assets:

   Investments in Van Kampen Life Investment Trust, at fair value:

      Van Kampen LIT - Emerging Growth Fund (VKEmGr)
         137,400 shares (cost $3,395,108)...................................   $ 3,419,878

      Van Kampen LIT - Enterprise Fund (VKEnt)
         2,357,248 shares (cost $37,141,552)................................    30,832,809

      Van Kampen LIT - Government Fund (VKGov)
         4,264,784 shares (cost $37,897,518)................................    39,022,769

      Van Kampen LIT - Money Market Fund (VKMMkt)
         5,410,431 shares (cost $5,410,431).................................     5,410,431

      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         128,828 shares (cost $1,775,831)...................................     2,151,435
                                                                               -----------
            Total Investments...............................................    80,837,322

Accounts Receivable.........................................................           294
                                                                               -----------
            Total Assets....................................................    80,837,616

Accounts Payable............................................................            --
                                                                               -----------
Contract Owners Equity (note 7).............................................   $80,837,616
                                                                               ===========

See accompanying notes to financial statements.

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                                        4

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NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                        Total        VKEmGr        VKEnt        VKGov       VKMMkt     VKUSRealEst
                                                     -----------   ----------   ----------   ----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................   $ 2,044,718           --      120,456    1,910,412       13,850           --
   Mortality and expense risk charges (note 3) ...      (207,907)      (8,845)     (79,592)     (99,694)     (14,841)      (4,935)
                                                     -----------   ----------   ----------   ----------   ----------     --------
      Net investment income (loss) ...............     1,836,811       (8,845)      40,864    1,810,718         (991)      (4,935)
                                                     -----------   ----------   ----------   ----------   ----------     --------

   Proceeds from mutual fund shares sold .........     6,989,583      789,812    2,625,417    2,221,579    1,078,131      274,644
   Cost of mutual fund shares sold ...............    (8,210,319)  (1,187,947)  (3,508,309)  (2,208,728)  (1,078,131)    (227,204)
                                                     -----------   ----------   ----------   ----------   ----------     --------
      Realized gain (loss) on investments ........    (1,220,736)    (398,135)    (882,892)      12,851           --       47,440
   Change in unrealized gain (loss)
      on investments .............................      (380,392)     472,858      783,980   (1,702,021)          --       64,791
                                                     -----------   ----------   ----------   ----------   ----------     --------
      Net gain (loss) on investments .............    (1,601,128)      74,723      (98,912)  (1,689,170)          --      112,231
                                                     -----------   ----------   ----------   ----------   ----------     --------
   Reinvested capital gains ......................            --           --           --           --           --           --
                                                     -----------   ----------   ----------   ----------   ----------     --------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   $   235,683       65,878      (58,048)     121,548         (991)     107,296
                                                     ===========   ==========   ==========   ==========   ==========     ========

See accompanying notes to financial statements.

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                                        5

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NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                            Total                    VKEmGr
                                                  ------------------------   ---------------------
                                                      2004         2003         2004        2003
                                                  -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $ 1,836,811    1,943,651      (8,845)     (6,499)
   Realized gain (loss) on investments ........    (1,220,736)    (890,438)   (398,135)   (214,324)
   Change in unrealized gain (loss)
      on investments ..........................      (380,392)   3,002,812     472,858     552,704
   Reinvested capital gains ...................            --           --          --          --
                                                  -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       235,683    4,056,025      65,878     331,881
                                                  -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................        97,799        5,649     (16,767)        668
   Transfers between funds ....................            --           --     (57,561)    177,070
   Surrenders (note 6) ........................    (3,178,091)  (3,231,087)   (261,912)    (38,829)
   Death benefits (note 4) ....................    (1,570,834)  (2,205,492)    (41,386)   (997,137)
   Net policy repayments (loans) (note 5) .....     1,206,970    1,963,828     140,460   1,037,616
   Deductions for surrender charges
      (note 2d) ...............................            --           --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (686,459)     (13,864)    (43,624)   (116,072)
                                                  -----------   ----------   ---------   ---------
         Net equity transactions ..............    (4,130,615)  (3,480,966)   (280,790)     63,316
                                                  -----------   ----------   ---------   ---------

Net change in contract owners' equity .........    (3,894,932)     575,059    (214,912)    395,197
Contract owners' equity beginning of period ...    84,732,548   83,296,169   3,634,909   2,452,928
                                                  -----------   ----------   ---------   ---------
Contract owners' equity end of period .........   $80,837,616   83,871,228   3,419,997   2,848,125
                                                  ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     2,906,215    3,162,811     155,600     133,060
                                                  -----------   ----------   ---------   ---------
   Units purchased ............................        65,967       65,691       5,337      12,704
   Units redeemed .............................      (206,420)    (197,010)    (17,611)     (9,235)
                                                  -----------   ----------   ---------   ---------
   Ending units ...............................     2,765,762    3,031,492     143,326     136,529
                                                  ===========   ==========   =========   =========

                                                           VKEnt                     VKGov
                                                  -----------------------   -----------------------
                                                     2004         2003         2004         2003
                                                  ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............       40,864       81,553    1,810,718    1,866,829
   Realized gain (loss) on investments ........     (882,892)    (774,505)      12,851      100,008
   Change in unrealized gain (loss)
      on investments ..........................      783,980    3,447,940   (1,702,021)  (1,163,447)
   Reinvested capital gains ...................           --           --           --           --
                                                  ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (58,048)   2,754,988      121,548      803,390
                                                  ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................       82,057        4,558       32,338          415
   Transfers between funds ....................      (54,895)     (25,139)    (148,796)     155,466
   Surrenders (note 6) ........................   (1,551,218)    (867,614)  (1,209,536)  (1,706,923)
   Death benefits (note 4) ....................     (579,351)    (365,236)    (888,159)    (843,119)
   Net policy repayments (loans) (note 5) .....      428,985      284,928      454,621      480,662
   Deductions for surrender charges
      (note 2d) ...............................           --           --           --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (235,778)    (146,913)    (177,155)      89,520
                                                  ----------   ----------   ----------   ----------
         Net equity transactions ..............   (1,910,200)  (1,115,416)  (1,936,687)  (1,823,979)
                                                  ----------   ----------   ----------   ----------

Net change in contract owners' equity .........   (1,968,248)   1,639,572   (1,815,139)  (1,020,589)
Contract owners' equity beginning of period ...   32,799,226   28,008,039   40,839,879   44,929,934
                                                  ----------   ----------   ----------   ----------
Contract owners' equity end of period .........   30,830,978   29,647,611   39,024,740   43,909,345
                                                  ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................      980,935    1,049,791    1,425,979    1,589,288
                                                  ----------   ----------   ----------   ----------
   Units purchased ............................       19,830       15,154       18,269       25,751
   Units redeemed .............................      (77,071)     (55,940)     (85,810)     (90,130)
                                                  ----------   ----------   ----------   ----------
   Ending units ...............................      923,694    1,009,005    1,358,438    1,524,909
                                                  ==========   ==========   ==========   ==========

                                                                     (Continued)

                                        6

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NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          VKMMkt                VKUSRealEst
                                                  ----------------------   ---------------------
                                                     2004         2003        2004        2003
                                                  ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $     (991)      4,776      (4,935)     (3,008)
   Realized gain (loss) on investments ........           --          --      47,440      (1,617)
   Change in unrealized gain (loss)
      on investments ..........................           --          --      64,791     165,615
   Reinvested capital gains ...................           --          --          --          --
                                                  ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................         (991)      4,776     107,296     160,990
                                                  ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................          103          --          68           8
   Transfers between funds ....................       20,641    (339,632)    240,611      32,235
   Surrenders (note 6) ........................     (107,649)   (584,987)    (47,776)    (32,734)
   Death benefits (note 4) ....................      (61,938)         --          --          --
   Net policy repayments (loans) (note 5) .....      200,562     142,850     (17,658)     17,772
   Deductions for surrender charges
      (note 2d) ...............................           --          --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (228,907)    167,083        (995)     (7,482)
                                                  ----------   ---------   ---------   ---------
         Net equity transactions ..............     (177,188)   (614,686)    174,250       9,799
                                                  ----------   ---------   ---------   ---------

Net change in contract owners' equity .........     (178,179)   (609,910)    281,546     170,789
Contract owners' equity beginning of period ...    5,588,622   6,744,305   1,869,912   1,160,963
                                                  ----------   ---------   ---------   ---------
Contract owners' equity end of period .........   $5,410,443   6,134,395   2,151,458   1,331,752
                                                  ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      279,094     335,788      64,607      54,884
                                                  ----------   ---------   ---------   ---------
   Units purchased ............................       15,108       9,963       7,423       2,119
   Units redeemed .............................      (23,420)    (40,049)     (2,508)     (1,656)
                                                  ----------   ---------   ---------   ---------
   Ending units ...............................      270,782     305,702      69,522      55,347
                                                  ==========   =========   =========   =========

See accompanying notes to financial statements.

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                                        7

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                         NATIONWIDE VLI SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2004 and 2003
                                   (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers single premium, multiple payment and flexible premium variable life insurance contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b)  The Contracts

          Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following funds as of December 31, 2002:

               Funds of the Van Kampen Life Investment Trust (Van Kampen LIT) (formerly Van Kampen American Capital Life Investment Trust);
                  Van Kampen LIT - Emerging Growth Fund (VKEmGr)
                  Van Kampen LIT - Enterprise Fund (VKEnt)
                  Van Kampen LIT - Government Fund (VKGov)
                  Van Kampen LIT - Money Market Fund (VKMMkt)

               Funds of Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
                  Van Kampen UIF - U.S.Real Estate Portfolio - Class A
                     (VKUSRealEst)

          At June 30, 2004, contract owners have invested in all of the above funds.

          Effective in April, 2002, due to the liquidating of underlying mutual fund assets at Van Kampen Life Investment Trust, the following underlying sub account options were made unavailable in the Account:

               Van Kampen LIT - Asset Allocation Fund (VKAAlloc);
               Van Kampen LIT - Domestic Income Fund (VKDomInc);
               Van Kampen LIT - Global Equity Fund (VKGlobEq).

          Contract owners were given 90 days to exchange their units from the above underlying sub account options to any other available sub account options in the Account. If instructions were not received from individual contractholders by the end of the 90-day notice period, the remaining units were transferred as follows:

               Van Kampen LIT - Asset Allocation Fund to Van Kampen LIT -
                  Enterprise Fund (VKEnt);
               Van Kampen LIT - Domestic Income Fund to Van Kampen LIT -
                  Government Fund (VKGov);
               Van Kampen LIT - Global Equity Fund to Van Kampen LIT - Money
                  Market Fund (VKMMkt).

         NATIONWIDE VLI SEPARATE ACCOUNT (NOTES TO FINANCIAL STATEMENTS)

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                                     (Continued)

   NATIONWIDE VLI SEPARATE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)  Policy Charges

     (a)  Deductions from Premiums

          For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. For multiple and flexible premium contracts, the Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

          Contracts issued prior to April 16, 1990:
               Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

          Contracts issued on or after April 16, 1990:
               Purchase payments totalling less than $25,000 - $90/year
                  ($65/year in New York)
               Purchase payments totalling $25,000 or more - $50/year

          For multiple payment contracts the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $1.50 per year per $1,000 to cover underwriting and administration costs and $0.54 per year per $1,000 to cover sales costs.

          The above charges are assessed against each contract by liquidating units.

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

          For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year and declines to 0% after the ninth year.

          For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, with certain exceptions, declining to 0% after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

         NATIONWIDE VLI SEPARATE ACCOUNT (NOTES TO FINANCIAL STATEMENTS)

(3)  Asset Charges

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of 0.95% during the first ten policy years, and 0.50% thereafter (Reduced
     Fee). A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria; for single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30%.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of 0.80%, with certain exceptions, to cover mortality and expense risk charges related to operations.

     The above charges are assessed through the daily unit value calculation.

     The following table provides mortality, expense and administration charges by contract type for the period ended June 30, 2004:

                                           Total    VKEmGr    VKEnt    VKGov   VKMMkt
                                         --------   ------   ------   ------   ------
     Single Premium contracts issued
        on or after April 16, 1990 ...   $204,935    8,598   78,894   99,283   13,225
     Multiple Payment and Flexible
        Premium contracts ............      2,282      105      310      251    1,616
     Reduced Fee .....................        690      142      388      160       --
                                         --------    -----   ------   ------   ------
        Total ........................   $207,907    8,845   79,592   99,694   14,841
                                         ========    =====   ======   ======   ======

                                         VKUSRealEst
                                         -----------
     Single Premium contracts issued
        on or after April 16, 1990 ...      $4,935
     Multiple Payment and Flexible
        Premium contracts ............          --
     Reduced Fee .....................          --
                                            ------
        Total ........................      $4,935
                                            ======

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow up to 90% (50% during the first year of single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 5.0% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, 5.1% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

                                                                     (Continued)

   NATIONWIDE VLI SEPARATE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company through fixed to variable or variable to fixed transactions (exchanges) or through loan transactions. The fixed account assets are not reflected in the accompanying financial statements.

     The Account portion of contract owner loans is transferred to the fixed account for administration and collection. Loan repayments are transferred from the fixed account to the Account and are allocated to the sub accounts at the discretion of the contract owner. Loans and loan repayments are included in net policy repayments (loans) on the accompanying Statements of Changes in Contract Owners' Equity.

     Exchanges are initiated, under certain restrictions, at the discretion of the contract owner. The contract owner may transfer assets between a fixed dollar contract of the Company and the sub accounts of the Account. Exchanges from the Account to the fixed account are included in surrenders, and exchanges to the Account from the fixed account are included in purchase payments received from contract owners, as applicable on the accompanying Statements of Changes in Contract Owners' Equity.

     For the periods ended June 30, 2004 and 2003, total loan repayments and exchanges to the Account from the fixed account were $2,317,541 and $3,014,663, respectively, and total loans and exchanges from the Account to the fixed account were $1,111,317 and $973,710, respectively.

         NATIONWIDE VLI SEPARATE ACCOUNT (NOTES TO FINANCIAL STATEMENTS)

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended June 30, 2004.

                                      Contract                                            Investment
                                       Expense                  Unit         Contract       Income       Total
                                        Rate*      Units     Fair Value   Owners'Equity     Ratio**    Return***
                                      --------   ---------   ----------   -------------   ----------   ---------
     Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter)

        Van Kampen LIT - Asset Allocation Fund
           2001 ...................     0.50%      609,553   $34.614757    $21,099,529       3.94%       -1.35%
           2000 ...................     0.50%      683,733    35.766629     24,454,825       3.72%        0.85%

        Van Kampen LIT - Domestic Income Fund
           2001 ...................     0.50%       51,084    23.326790      1,191,626       6.85%        4.78%
           2000 ...................     0.50%       56,252    21.122058      1,188,158       8.18%        0.19%

        Van Kampen LIT - Emerging Growth Fund
           2004 ...................     0.50%      142,740    23.867097      3,406,789       0.00%        2.13%
           2003 ...................     0.50%      135,989    20.864324      2,837,319       0.00%       13.13%
           2002 ...................     0.50%      107,514    22.364311      2,404,477       0.31%       -0.19%
           2001 ...................     0.50%      131,719    31.493075      4,148,236       0.09%      -21.81%
           2000 ...................     0.50%      155,683    50.188331      7,813,470       0.00%       11.40%

        Van Kampen LIT - Enterprise Fund
           2004 ...................     0.50%      920,578    33.396212     30,743,818       0.38%       -0.17%
           2003 ...................     0.50%    1,005,936    29.397756     29,572,261       0.54%       10.06%
           2002 ...................     0.50%    1,089,581    30.841205     33,603,991       0.31%       -0.19%
           2001 ...................     0.50%      646,747    40.051006     25,902,868       0.19%      -16.51%
           2000 ...................     0.50%      698,476    59.926129     41,856,963       0.17%        6.11%

        Van Kampen LIT - Global Equity Fund
           2001 ...................     0.50%       76,218    16.412143      1,250,901       0.00%       -9.86%
           2000 ...................     0.50%       77,531    20.348787      1,577,662       0.12%       -5.27%

        Van Kampen LIT - Government Fund
           2004 ...................     0.50%    1,357,024    28.734660     38,993,623       4.79%        0.29%
           2003 ...................     0.50%    1,517,369    28.813327     43,720,449       4.43%        1.81%
           2002 ...................     0.50%    1,602,135    26.927952     43,142,214       4.42%        0.04%
           2001 ...................     0.50%    1,615,289    24.877555     40,184,441       5.67%        2.00%
           2000 ...................     0.50%    1,709,524    22.689476     38,788,204       6.21%        4.05%

        Van Kampen LIT - Money Market Fund
           2004 ...................     0.50%      251,712    20.420219      5,140,014       0.25%        0.00%
           2003 ...................     0.50%      287,876    20.423824      5,879,529       0.34%        0.09%
           2002 ...................     0.50%      350,159    20.341948      7,122,916       0.64%        0.00%
           2001 ...................     0.50%      335,248    20.054787      6,723,327       2.29%        2.12%
           2000 ...................     0.50%      358,617    19.069001      6,838,468       2.73%        2.49%

        Van Kampen UIF - U.S.Real Estate Portfolio - Class A
           2004 ...................     0.50%       69,522    30.946428      2,151,458       0.00%        6.92%
           2003 ...................     0.50%       55,347    24.061856      1,331,752       0.00%       13.75%
           2002 ...................     0.50%       62,797    23.604804      1,482,311       0.00%        0.10%
           2001 ...................     0.50%       25,838    21.137563        546,152       0.00%        7.81%
           2000 ...................     0.50%       19,651    17.539695        344,673       4.35%       13.99%

     Multiple Payment contracts and Flexible Premium contracts

        Van Kampen LIT - Asset Allocation Fund
           2001 ...................     0.80%        5,145    26.359454        135,619       3.94%       -1.50%
           2000 ...................     0.80%        4,974    27.318123        135,880       3.72%        0.70%

        Van Kampen LIT - Emerging Growth Fund
           2004 ...................     0.80%           98    23.318270          2,285       0.00%        1.98%
           2003 ...................     0.80%          205    20.445792          4,191       0.00%       12.96%
           2002 ...................     0.80%        2,286    21.981953         50,251       0.31%       -0.19%

                                                                     (Continued)

   NATIONWIDE VLI SEPARATE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                         Investment
                                       Expense              Unit         Contract        Income       Total
                                        Rate*    Units   Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   -----   ----------   --------------   ----------   ---------
        Van Kampen LIT - Enterprise Fund
           2004 ...................     0.80%    1,492   $26.283398      $ 39,215         0.38%       -0.32%
           2003 ...................     0.80%    1,688    23.206079        39,172         0.54%        9.90%
           2002 ...................     0.80%    5,212    24.419122       127,272         0.31%       -0.19%
           2001 ...................     0.80%    4,382    31.806369       139,376         0.19%      -16.64%
           2000 ...................     0.80%    4,313    47.732874       205,872         0.17%        5.95%

        Van Kampen LIT - Government Fund
           2004 ...................     0.80%      102    20.631028         2,104         4.79%        0.14%
           2003 ...................     0.80%      244    20.749778         5,063         4.43%        1.66%
           2002 ...................     0.80%    3,133    19.450606        60,939         4.42%        0.04%

     Single Premium contracts issued prior to April 16, 1990 (policy years 1 through 10)

        Van Kampen LIT - Emerging Growth Fund
           2004 ...................     0.95%       62    23.005781         1,426         0.00%        1.90%
           2003 ...................     0.95%       61    20.202079         1,232         0.00%       12.88%
           2002 ...................     0.95%       61    21.752743         1,327         0.31%       -0.19%
           2001 ...................     0.95%       61    30.769979         1,877         0.09%      -21.98%
           2000 ...................     0.95%       61    49.256896         3,005         0.00%       11.15%

        Van Kampen LIT - Government Fund
           2004 ...................     0.95%      310    27.696175         8,586         4.79%        0.07%
           2003 ...................     0.95%    4,593    27.897472       128,133         4.43%        1.59%
           2002 ...................     0.95%    2,380    26.190232        62,333         4.42%        0.04%
           2001 ...................     0.95%    1,938    24.304804        47,103         5.67%        1.77%
           2000 ...................     0.95%      181    22.266646         4,030         6.21%        3.82%

        Van Kampen LIT - Money Market Fund
           2001 ...................     0.95%      830    19.594336        16,263         2.29%        1.89%

     Single Premium contracts issued on or after April 16, 1990

        Van Kampen LIT - Asset Allocation Fund
           2001 ...................     1.30%    3,282    28.609549        93,897         3.94%       -1.74%
           2000 ...................     1.30%    4,832    29.798100       143,984         3.72%        0.45%

        Van Kampen LIT - Domestic Income Fund
           2001 ...................     1.30%    1,710    22.180780        37,929         6.85%        4.36%
           2000 ...................     1.30%    2,108    20.244962        42,676         8.18%       -0.20%

        Van Kampen LIT - Emerging Growth Fund
           2004 ...................     1.30%      426    22.292893         9,497         0.00%        1.73%
           2003 ...................     1.30%      274    19.644718         5,383         0.00%       12.68%
           2002 ...................     1.30%      296    21.227250         6,283         0.31%       -0.19%
           2001 ...................     1.30%      314    30.131892         9,461         0.09%      -22.12%
           2000 ...................     1.30%      599    48.404406        28,994         0.00%       10.96%

        Van Kampen LIT - Enterprise Fund
           2004 ...................     1.30%    1,624    29.522477        47,945         0.38%       -0.57%
           2003 ...................     1.30%    1,381    26.196617        36,178         0.54%        9.63%
           2002 ...................     1.30%    1,847    27.705053        51,171         0.31%       -0.19%
           2001 ...................     1.30%    1,885    36.267123        68,364         0.19%      -16.85%
           2000 ...................     1.30%    2,268    54.699632       124,059         0.17%        5.68%

        Van Kampen LIT - Global Equity Fund
           2001 ...................     1.30%      265    15.702945         4,161         0.00%      -10.22%
           2000 ...................     1.30%      276    19.625357         5,417         0.12%       -5.64%

        Van Kampen LIT - Government Fund
           2004 ...................     1.30%    1,002    20.386327        20,427         4.79%       -0.11%
           2003 ...................     1.30%    2,703    20.606607        55,700         4.43%        1.41%
           2002 ...................     1.30%    2,867    19.413728        55,659         4.42%        0.03%
           2001 ...................     1.30%    2,861    18.079108        51,724         5.67%        1.59%
           2000 ...................     1.30%    3,200    16.620853        53,187         6.21%        3.63%

         NATIONWIDE VLI SEPARATE ACCOUNT (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                          Investment
                                       Expense               Unit         Contract        Income        Total
                                        Rate*     Units   Fair Value   Owners' Equity     Ratio**     Return***
                                      --------   ------   ----------   --------------   ----------   ----------
        Van Kampen LIT - Money Market Fund
           2004 ...................     1.30%    19,070   $14.180856    $    270,429       0.25%       -0.40%
           2003 ...................     1.30%    17,826    14.297447         254,866       0.34%       -0.31%
           2002 ...................     1.30%    16,865    14.355142         242,099       0.64%        0.00%
           2001 ...................     1.30%    17,502    14.265853         249,681       2.29%        1.72%
           2000 ...................     1.30%       376    13.673111           5,141       2.73%        2.08%
                                                                        ------------

     Contract Owners' Equity Total By Year

           2004 ....................................................    $ 80,837,616
                                                                        ============

           2003 ....................................................    $ 83,871,228
                                                                        ============

           2002 ....................................................    $ 88,413,243
                                                                        ============

           2001 ....................................................    $101,902,535
                                                                        ============

           2000 ....................................................    $123,614,668
                                                                        ============

* This represents the annual contract expense rate of the variable account and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company